Label	Element	Value
First Investors Life Series Funds | First Investors Life Series Special Situations Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2018 AS SUPPLEMENTED

1. In “The Funds Summary Section” for the First Investors Life Series Special Situations Fund, the last two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” are deleted and replaced with the following:

MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses or taxes)*	11.51%	14.31%	10.24%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	7.84%	13.01%	8.17%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%
* The Fund changed its primary broad-based securities index to the MSCI USA Small Cap Value Index as of January 31, 2019.  The Fund had previously changed its primary broad-based securities index to the Russell 2000 Value Index on March 14, 2018.  In each case, the Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

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Please retain this Supplement for future reference

LSP119

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Special Situations Fund